Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (49)	$ (25)	$ (146)	$ (107)
Investing activities	(121)	(252)	(137)	(270)
Total income taxes paid	(170)	(278)	(283)	(378)
Discontinued Operations [member]
Disclosure Of Income Taxes [Line Items]
Investing activities	$ 0	$ (1)	$ 0	$ (1)